Intangible Assets Intangible Assets (Details) - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 30,407	$ 18,903
Finite-Lived Intangible Assets, Accumulated Amortization		(17,421)	(16,495)
Finite-Lived Intangible Assets, Net		12,986	2,408
Indefinite-lived Intangible Assets (Excluding Goodwill)		200	200
Intangible Assets, Net		13,186	2,608
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		13,117	13,117
Finite-Lived Intangible Assets, Accumulated Amortization		(13,117)	(13,117)
Supplier
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		12,967	1,560
Finite-Lived Intangible Assets, Accumulated Amortization		(489)	(43)
Channel partner relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		730	730
Finite-Lived Intangible Assets, Accumulated Amortization		(568)	(477)
Capitalized Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	[1]	3,213	3,116
Finite-Lived Intangible Assets, Accumulated Amortization	[1]	(2,897)	(2,518)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		380	380
Finite-Lived Intangible Assets, Accumulated Amortization		$ (350)	$ (340)

[1]	Includes the impact of foreign currency exchange rate fluctuations.